Notes to consolidated statement of profit and loss and other comprehensive income - Financial result and exchange gains/(losses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to consolidated statement of profit and loss and other comprehensive income
Interest income on bank deposits	€ 165	€ 61	€ 76
Net gains on investments at FVTPL	210	12	36
Realized gain on non-current financial assets	875
Financial income	1,250	73	112
Exchange gains/(losses)	€ (5,797)	€ (31)	€ 181